REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disaggregation of Revenue [Line Items]
Net revenue	$ 6,833	$ 6,848	$ 6,319
Instrumentation
Disaggregation of Revenue [Line Items]
Net revenue	2,742	2,907	2,657
Non-Instrumentation and Other
Disaggregation of Revenue [Line Items]
Net revenue	$ 4,091	$ 3,941	$ 3,662